DEBT AND CAPITAL LEASES (Schedule of Long Term Debt and Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 31, 2013 Unsecured Debt Senior Unsecured Notes	Dec. 25, 2012 Unsecured Debt Senior Unsecured Notes	Dec. 31, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 25, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan	Dec. 31, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed rate	Dec. 25, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed rate	Nov. 16, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed rate	Dec. 31, 2013 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed plus variable rate LIBOR	Dec. 25, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed plus variable rate LIBOR	Nov. 16, 2012 Secured Debt [Member] Secured Credit Facilities Term Loan Fixed plus variable rate LIBOR	Dec. 31, 2013 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Dec. 25, 2012 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member]	Dec. 31, 2013 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member] 30 Days LIBOR	Dec. 31, 2013 Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member] Fixed rate Three month LIBOR	Dec. 31, 2013 Mortgages [Member] Atlantic Capital Bank Mortgage Loan	Dec. 25, 2012 Mortgages [Member] Atlantic Capital Bank Mortgage Loan	Dec. 31, 2013 Mortgages [Member] Atlantic Capital Bank Mortgage Loan Fixed rate 30 Days LIBOR	Dec. 31, 2013 Mortgages [Member] Atlantic Capital Bank Mortgage Loan Fixed plus variable rate	Dec. 31, 2013 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member]	Dec. 25, 2012 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member]	Dec. 31, 2013 Mortgages [Member] BancFirst Mortgage Loan [Member] [Member] Fixed rate Prime Rate [Member]	Dec. 31, 2013 Other notes	Dec. 25, 2012 Other notes	Dec. 31, 2013 Other notes Other Notes related to Non Core Development Entities [Member] [Member]	Dec. 25, 2012 Other notes Other Notes related to Non Core Development Entities [Member] [Member]	Dec. 31, 2013 Other notes	Dec. 25, 2012 Other notes	Dec. 31, 2013 Maximum Mortgages [Member] General Electric Capital Corporation Mortgage Loan [Member] Fixed plus variable rate
Debt Instrument [Line Items]
Long-term Debt Carrying Value	$ 623,988	$ 769,202	$ 269,750	$ 415,000	$ 301,106	$ 304,575							$ 30,313	$ 30,992			$ 3,493	$ 3,653			$ 4,652	$ 0				$ 11,837	$ 11,837	$ 2,837	$ 3,145
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%	4.00%	5.00%	4.25%	5.00%	5.00%				6.00%	6.00%			4.50%	4.50%		4.50%		0.00%	4.50%			9.00%	9.00%			1.00%
Debt Instrument, Basis Spread on Variable Rate															3.25%	5.00%			3.00%
Debt Instrument, Interest Rate, Variable Percentage										3.25%	3.75%	3.75%
Interest Rate, Minimum																								4.75%	5.75%
Interest Rate, Maximum																								8.00%	8.00%
Capital leases	25,691	24,155
Long Term Debt and Capital Lease Obligations Current and Noncurrent	649,679	793,357
Less current portion	(11,567)	(24,988)
Long-term debt	$ 638,112	$ 768,369